Accounting Standards	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Accounting Standards
2.	ACCOUNTING STANDARDS
Accounting Changes
Leases
In February 2016, the FASB issued ASU
No. 2016-02,
“Leases: Topic 842 (ASU
2016-02)”,
to supersede nearly all existing lease guidance under GAAP. The Company adopted the standard on January 1, 2019 using a modified retrospective transition approach, without restatement of the comparative period’s financial information, as permitted by the transition guidance. The adoption of the new standard resulted in a cumulative-effect adjustment to retained earnings of $25 million. The Company elected certain practical expedients including not to reassess whether any expired or existing contract is or contains a lease, the lease classification of any expired or existing lease, and not to reassess any initial direct costs for any existing leases. In addition, the Company elected to use the hindsight, practical expedient.
The most significant impact on the Consolidated Financial Statements was the recognition of ROU assets and lease liabilities for operating leases, while the accounting for finance leases remained substantially unchanged. On January 1, 2019, the Company recognized operating lease liabilities of $1.8 billion and
ROU
assets of $1.8 billion based on the present value of the remaining lease payments over the lease term. The adoption of the new standard did not have a material impact on the Company’s results of operations or cash flows.